Corporate information	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation [Abstract]
Corporate information
1.1 Corporate information

On Holding AG and its subsidiaries (together "On" or "the Company") develops and distributes innovative premium performance footwear, apparel, and accessories, sold worldwide through independent retailers, global distributors, and our own online presence and retail stores.

On AG was founded in 2010 and On Holding AG, a limited company incorporated in 2012 under Swiss law, is the ultimate holding company for the consolidated group. On Holding AG has Class A ordinary shares and has been listed on the New York Stock Exchange ("NYSE") under the symbol “ONON” since September 15, 2021. On's principle offices are located at Förrlibuckstrasse 190, 8005 Zurich, Switzerland (telephone +41 44 225 1555). Our agent for service of process in the United States is Cogency Global Inc. located at 122 East 42nd Street, 18th floor, New York, NY 10168. Our website address is www.on-running.com.

These unaudited interim condensed consolidated interim financial statements for the period ended June 30, 2022 were authorized for issue by the board of directors of the Company on August 16, 2022.
1.2 About the financials

The unaudited condensed consolidated financial statements (the “financial statements”) as of June 30, 2022 and for the three months and six months ended June 30, 2022 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”).

The financial statements comprise the financial statements of On Holding AG and its subsidiaries at June 30, 2022 and are presented in Swiss Francs (CHF), the legal currency of Switzerland.

The financial statements are not necessarily indicative of the results for a full year and does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the our Annual Report on Form 20-F for the year ended December 31, 2021 filed with the SEC on March 18, 2022 (the “Annual Report”).
The significant accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s Annual Report for the year ended December 31, 2021, except where specifically and described.

Rounding adjustments were made to some of the figures included in this document. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that preceded them. With respect to financial information set out in this document, a dash (“—”) signifies that the relevant figure is not available or not applicable, while a zero (“0.0”) signifies that the relevant figure is available but is or has been rounded to zero.